Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 103 .17%
ASSET-BACKED SECURITIES — 9 .59% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.19% 12/27/44
1,2
$ 603,533 $ 612,442
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
1.11% 04/25/35
2
4,134,768 4,145,335
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.32% 10/16/28
1,2,3
724,308 724,345
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 08/25/21)
7.37% 10/25/27 11,210 11,407
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
1.07% 12/25/34
2
387,352 382,160
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.99% 01/20/28
1,2,3
1,173,177 1,172,086
Barings CLO Ltd.,
Series 2016-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.27% 07/20/28
1,2,3
38,819 38,824
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(-1.00 X LIBOR USD 1-Month plus 0.56%)
0.46% 01/25/35
1,2
287,502 283,638
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.35% 02/25/35
2
650,000 660,320
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.95% 02/25/30
2
17,590 17,655
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.18% 10/27/36
2
1,030,000 1,043,128
CIT Education Loan Trust,
Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
0.24% 03/25/42
1,2
224,897 218,335
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
0.87% 01/25/36
2
2,000,000 1,964,413
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Conseco Finance Corp.,
Series 1996-7, Class M1
7.70% 09/15/26
4
$ 25,493 $ 25,758
Conseco Finance Corp.,
Series 1998-4, Class A5
6.18% 04/01/30 25,148 25,158
Conseco Finance Corp.,
Series 1998-6, Class A8
6.66% 06/01/30
4
960 961
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.34% 03/15/52
1,4
5,394,893 351,541
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(LIBOR USD 1-Month plus 1.13%)
1.22% 11/25/35
2
4,220,000 4,199,705
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 08/25/21)
3.38% 12/25/32 609,571 608,872
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 08/25/21)
3.11% 12/25/36 393,229 392,580
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.15% 04/25/37
2
116,323 85,686
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.34% 04/25/37
2
1,382,217 1,050,878
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 04/15/29
1,2,3
1,785,000 1,783,643
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.83% 04/25/35
2
200,693 201,529
First Franklin Mortgage Loan Trust,
Series 2005-FFH4, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.81% 12/25/35
2
819,355 820,492
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
516,458 521,340
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.20% 05/25/34
1,2
741,150 744,845
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.72% 11/25/35
2
304,490 303,452

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 $ 43,513 $ 43,880
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 11,583 11,688
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 71,186 73,728
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
391,915 440,775
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
744,175 825,899
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
0.38% 07/25/36
2
3,745,000 3,732,266
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.42% 07/15/27
1,2,3
32,496 32,500
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
1.23% 10/20/27
1,2,3
1,173,877 1,174,618
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.24% 11/15/28
1,2,3
50,000 50,026
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.27% 06/25/37
2
391,698 292,145
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.34% 06/25/37
2
723,847 662,631
Mid-State Capital Corp. Trust,
Series 2004-1, Class A
6.01% 08/15/37 180,495 190,951
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 247,738 279,387
Mid-State Capital Corp. Trust,
Series 2004-1, Class M1
6.50% 08/15/37 176,956 192,016
Mid-State Capital Corp. Trust,
Series 2005-1, Class M2
7.08% 01/15/40 360,342 400,073
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 $ 479,322 $ 506,113
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.02% 07/25/34
2
141,225 139,857
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(LIBOR USD 1-Month plus 1.03%)
1.13% 07/25/35
2
5,000,000 4,999,097
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.31% 04/25/37
2
3,264,822 3,239,461
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.60% 06/25/31
2
625,469 626,271
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
0.71% 03/25/83
2
1,612,762 1,607,250
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
0.71% 03/25/83
2
1,469,595 1,464,069
Navient Student Loan Trust,
Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
1.59% 06/25/65
1,2
1,640,000 1,703,995
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.04% 11/25/48
1,2
1,370,000 1,405,970
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
0.00% 07/15/34
1,2,3
2,140,000 2,142,816
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.77% 03/25/35
2
3,671,102 3,658,498
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.53% 02/25/36
2
2,100,546 2,093,577
OCP CLO Ltd.,
Series 2020-19A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
1.94% 07/20/31
1,2,3
1,850,000 1,851,597
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.75% 05/25/35
2
90,691 90,697

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.27% 04/20/34
1,2,3
$ 1,875,000 $ 1,868,138
Residential Asset Mortgage Products Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.69% 01/25/36
2
602,059 600,424
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month plus 0.34%)
0.77% 11/25/35
2
33,687 33,669
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
2,258,304 2,273,918
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.45% 08/15/31
2
122,603 114,005
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.72% 12/15/32
2
258,810 264,427
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
0.65% 07/25/39
2
156,025 148,731
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.34% 01/25/41
2
1,025,000 1,005,989
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.93% 04/25/23
2
3,495,950 3,453,661
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 01/25/83
2
185,000 175,784
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.38% 04/26/83
2
185,000 173,127
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 04/25/73
2
185,000 184,637
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/25/73
2
2,235,000 2,213,133
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.28% 07/25/23
2
1,847,134 1,853,395
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
$ 185,000 $ 182,330
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
185,000 184,757
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/75
2
185,000 186,070
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.68% 04/25/23
2
647,594 652,256
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.43% 10/25/83
2
1,885,000 1,903,479
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.84% 01/25/45
1,2
2,908,154 2,957,337
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
1.29% 10/25/34
2
500,000 508,370
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.74% 05/26/26
2
603,031 591,840
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
471,492 533,723
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
500,000 461,562
Treman Park CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
1.26% 10/20/28
1,2,3
37,391 37,400
Total Asset-Backed Securities
(Cost $77,573,335) 78,884,541
BANK LOANS — 1 .21% *
Automotive — 0 .02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/30/26
2
181,731 180,425

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications — 0 .35%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.10% 01/31/25
2
$ 231,250 $ 230,094
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
344,750 340,570
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.86% 02/01/27
2
98,496 97,860
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.32% 07/17/25
2
149,223 147,526
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.57% 04/15/27
2
99,496 98,776
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
2,3
48,500 48,925
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
225,000 229,540
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 03/01/27
2
1,275,000 1,256,869
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
2
445,395 441,255
2,891,415
Consumer Discretionary — 0 .02%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 02/06/23
2
164,008 163,829
Electric — 0 .02%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.83% 12/31/25
2
26,963 26,806
1.85% 12/31/25
2
110,736 110,092
136,898
Food — 0 .04%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
295,489 294,681
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming — 0 .03%
Caesars Resort Collection LLC,
Term Loan, 1st Lien
(LIBOR plus 2.75%)
2.85% 12/23/24
2
$ 222,701 $ 221,061
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11% 12/27/24
2
53,342 53,091
274,152
Health Care — 0 .42%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 11/08/27
2
606,950 607,897
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
52,744 52,689
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
315,041 315,059
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
2
919,979 907,237
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
2
690,700 690,054
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.09% 11/15/27
2
98,500 97,620
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 03/15/28
2
384,038 382,117
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 05/05/28
2
400,000 401,718
3,454,391
Industrials — 0 .14%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
2
909,899 904,021
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
2
293,515 289,715
1,193,736

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0 .02%
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
$ 74,844 $ 74,074
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
56,863 56,279
130,353
Real Estate Investment Trust (REIT) — 0 .13%
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
2
1,125,000 1,117,142
Services — 0 .01%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.50% 05/30/25
2
74,256 74,385
Transportation — 0 .01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/29/27
2
52,250 50,071
Total Bank Loans
(Cost $9,685,478) 9,961,478
CORPORATES — 23 .83% *
Automotive — 0 .11%
General Motors Co.
4.88% 10/02/23 845,000 920,811
Banking — 4 .00%
Bank of America Corp.
1.73% 07/22/27
4
1,685,000 1,699,426
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
515,000 519,333
3.09% 10/01/25
4
152,000 162,014
3.56% 04/23/27
4
605,000 662,939
Bank of New York Mellon Corp. (The)
(MTN)
2.60% 02/07/22 665,000 673,461
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
1,520,000 1,490,388
2.19% 06/05/26
1,3,4
1,060,000 1,085,626
2.59% 09/11/25
1,3,4
160,000 166,473
3.09% 05/14/32
1,3,4
560,000 577,689
3.75% 03/26/25
3
210,000 227,946
4.28% 01/09/28
1,3
175,000 194,796
4.55% 04/17/26
3
190,000 215,313
Fifth Third Bancorp
2.55% 05/05/27 910,000 962,627
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
$ 715,000 $ 714,810
1.59% 05/24/27
3,4
1,315,000 1,318,524
2.01% 09/22/28
3,4
1,990,000 1,997,966
JPMorgan Chase & Co.
2.01% 03/13/26
4
1,715,000 1,771,502
2.52% 04/22/31
4
290,000 298,665
3.96% 01/29/27
4
50,000 55,722
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,4
380,000 386,535
3.87% 07/09/25
3,4
3,020,000 3,273,149
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
1,3,4
1,160,000 1,151,080
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
1,575,000 1,581,395
1.67% 06/14/27
3,4
205,000 204,683
4.80% 11/15/24
3,4
1,730,000 1,892,376
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
330,000 360,089
Wells Fargo & Co.
2.19% 04/30/26
4
545,000 566,044
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
3,815,000 3,962,053
2.39% 06/02/28
4
4,585,000 4,758,243
32,930,867
Communications — 3 .16%
AT&T, Inc.
2.25% 02/01/32 463,000 455,344
2.55% 12/01/33
1
3,314,000 3,289,732
Cox Communications, Inc.
2.60% 06/15/31
1
705,000 716,353
CSC Holdings LLC
5.38% 02/01/28
1
65,000 68,848
6.50% 02/01/29
1
43,000 47,681
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
1,007,000 653,811
Fox Corp.
3.50% 04/08/30 1,500,000 1,655,525
Frontier Communications Holdings LLC
5.00% 05/01/28
1
400,000 413,976
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
1,003,000 603,054
9.75% 07/15/25
1,3,7,8
585,000 341,871
Level 3 Financing, Inc.
3.88% 11/15/29
1
645,000 691,621
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
750,000 879,440

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
$ 1,500,000 $ 1,569,009
Sirius XM Radio, Inc.
3.88% 08/01/22
1
219,000 219,876
Sprint Corp.
7.88% 09/15/23 65,000 73,926
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
239,500 239,931
4.74% 03/20/25
1
1,101,563 1,184,730
5.15% 03/20/28
1
1,785,000 2,056,945
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
1,210,000 1,252,651
Time Warner Cable LLC
4.00% 09/01/21 50,000 50,000
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 707,277
2.55% 02/15/31 740,000 750,360
3.75% 04/15/27 1,510,000 1,669,900
3.88% 04/15/30 800,000 897,000
4.50% 02/01/26 172,000 176,085
Verizon Communications, Inc.
2.10% 03/22/28 395,000 403,530
2.55% 03/21/31 1,180,000 1,208,142
ViacomCBS, Inc.
4.20% 05/19/32 295,000 340,632
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
1,600,000 1,615,005
5.50% 05/15/29
1,3
65,000 69,956
Vodafone Group PLC
(United Kingdom)
4.38% 05/30/28
3
780,000 908,082
Walt Disney Co. (The)
2.00% 09/01/29 335,000 338,942
2.65% 01/13/31 455,000 478,073
26,027,308
Consumer Discretionary — 0 .94%
Anheuser-Busch InBev Worldwide, Inc.
4.38% 04/15/38 725,000 868,031
4.75% 01/23/29 730,000 870,377
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,162,908
BAT Capital Corp.
2.73% 03/25/31 555,000 547,061
3.46% 09/06/29 770,000 814,224
4.39% 08/15/37 830,000 896,280
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 1,053,024
Reynolds American, Inc.
4.45% 06/12/25 365,000 404,504
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
5.70% 08/15/35 $ 940,000 $ 1,138,749
7,755,158
Electric — 1 .02%
Duke Energy Corp.
2.65% 09/01/26 30,000 31,692
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
395,000 403,788
Evergy Missouri West, Inc.
8.27% 11/15/21 1,995,000 2,050,503
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 884,679
Jersey Central Power & Light Co.
4.70% 04/01/24
1
995,000 1,083,460
Metropolitan Edison Co.
4.00% 04/15/25
1
770,000 817,612
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,524,474
Southwestern Electric Power Co.
3.55% 02/15/22 955,000 966,360
Tucson Electric Power Co.
3.85% 03/15/23 595,000 623,653
8,386,221
Energy — 1 .23%
Energy Transfer LP
3.45% 01/15/23 105,000 108,537
3.75% 05/15/30 315,000 342,793
4.75% 01/15/26 130,000 146,154
4.95% 06/15/28 1,000,000 1,157,633
5.50% 06/01/27 531,000 623,309
Petroleos Mexicanos
(Mexico)
2.00% 12/20/22
3
450,000 457,125
5.95% 01/28/31
3
2,360,000 2,295,690
6.63% 06/15/35
3
1,780,000 1,721,260
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 525,000 562,510
Rockies Express Pipeline LLC
4.80% 05/15/30
1
400,000 402,000
4.95% 07/15/29
1
1,000,000 1,033,738
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
561,364 510,841
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 60,000 62,996
6.88% 09/01/27 181,000 193,720
Williams Cos., Inc. (The)
3.35% 08/15/22 480,000 492,097
10,110,403
Finance — 4 .12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.50% 05/26/22
3
355,000 363,543
3.65% 07/21/27
3
355,000 379,469
3.95% 02/01/22
3
160,000 162,716

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
4.45% 12/16/21
3
$ 750,000 $ 761,470
Air Lease Corp.
2.25% 01/15/23 1,000,000 1,027,009
3.25% 03/01/25 820,000 873,346
3.25% 10/01/29 525,000 546,592
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,3
1,160,000 1,195,542
5.13% 10/01/23
1,3
75,000 81,112
Citigroup, Inc.
1.46% 06/09/27
4
1,215,000 1,210,122
4.41% 03/31/31
4
985,000 1,151,288
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
1,900,000 1,910,325
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
2,131,473 2,175,036
Ford Motor Credit Co. LLC
3.22% 01/09/22 500,000 505,975
3.34% 03/28/22 40,000 40,629
3.81% 10/12/21 385,000 388,369
GE Capital Funding LLC
4.40% 05/15/30 902,000 1,051,879
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
1,405,000 1,678,554
General Motors Financial Co., Inc.
3.15% 06/30/22 495,000 507,439
3.45% 04/10/22 120,000 122,218
4.20% 11/06/21 265,000 268,550
4.38% 09/25/21 220,000 222,058
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
4
1,960,000 1,954,852
1.54% 09/10/27
4
595,000 593,383
3.27% 09/29/25
4
725,000 774,853
3.75% 02/25/26 20,000 22,135
Intercontinental Exchange, Inc.
1.85% 09/15/32 870,000 827,418
JPMorgan Chase & Co.
0.97% 06/23/25
4
1,680,000 1,682,377
1.58% 04/22/27
4
1,105,000 1,111,296
Morgan Stanley
1.59% 05/04/27
4
1,210,000 1,218,674
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
390,000 399,961
3.77% 03/08/24
1,3,4
1,140,000 1,197,646
4.36% 08/01/24
1,3,4
1,085,000 1,164,573
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
860,000 904,189
5.25% 08/15/22
1,3
675,000 706,483
5.50% 02/15/24
1,3
140,000 153,985
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Safina Ltd.
(Cayman Islands)
2.00% 12/30/23
3
$ 3,135,549 $ 3,213,787
Sandalwood 2013 LLC
2.90% 07/10/25 1,306,348 1,367,435
33,916,288
Food — 0 .59%
Conagra Brands, Inc.
4.60% 11/01/25 1,400,000 1,596,706
Kraft Heinz Foods Co.
5.00% 07/15/35 2,295,000 2,817,112
6.88% 01/26/39 245,000 353,290
Pilgrim's Pride Corp.
5.88% 09/30/27
1
65,000 69,391
4,836,499
Health Care — 3 .66%
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,257,670
3.85% 06/15/24 1,342,000 1,456,214
Advocate Health & Hospitals Corp.,
Series 2020
2.21% 06/15/30 103,000 104,778
Aetna, Inc.
2.80% 06/15/23 50,000 52,048
3.50% 11/15/24 1,250,000 1,353,250
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,437,310
Amgen, Inc.
3.63% 05/15/22 50,000 50,911
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
25,000 27,882
4.38% 12/15/28
1
2,900,000 3,325,667
5.50% 08/15/25
1
1,100,000 1,260,812
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 1,095,975
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,586,012
Becton Dickinson and Co.
3.36% 06/06/24 1,300,000 1,393,161
Cigna Corp.
4.13% 11/15/25 1,280,000 1,435,232
CommonSpirit Health
2.78% 10/01/30 810,000 845,788
CVS Health Corp.
2.88% 06/01/26 50,000 53,738
3.25% 08/15/29 2,890,000 3,139,863
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,000,000 1,070,720
Elanco Animal Health, Inc.
4.91% 08/27/21 1,000,000 1,007,160
HCA, Inc.
4.13% 06/15/29 1,145,000 1,291,629
5.00% 03/15/24 1,105,000 1,221,807
5.25% 04/15/25 206,000 235,868

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
5.25% 06/15/26 $ 1,070,000 $ 1,238,550
7.05% 12/01/27 80,000 97,034
Hologic, Inc.
4.63% 02/01/28
1
60,000 62,925
Humana, Inc.
3.85% 10/01/24 860,000 933,716
3.95% 03/15/27 885,000 994,062
Organon & Co/Organon Foreign Debt Co.-Issuer BV
4.13% 04/30/28
1
400,000 408,420
Royalty Pharma PLC
(United Kingdom)
2.20% 09/02/30
1,3
675,000 660,510
30,098,712
Industrials — 1 .21%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 2,140,958
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 686,130
Berry Global, Inc.
1.57% 01/15/26
1
180,000 180,305
Boeing Co. (The)
1.43% 02/04/24 1,300,000 1,303,509
Crane Co.
4.45% 12/15/23 1,130,000 1,219,955
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
2
1,090,000 1,077,037
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
1,115,000 911,670
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 250,000 346,794
L3Harris Technologies, Inc.
3.85% 06/15/23 410,000 435,585
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
65,000 65,731
PowerTeam Services LLC
9.03% 12/04/25
1
227,000 249,982
Sealed Air Corp.
4.00% 12/01/27
1
65,000 69,469
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 438,791
WRKCo, Inc.
4.65% 03/15/26 730,000 837,557
9,963,473
Information Technology — 0 .26%
Apple, Inc.
3.25% 02/23/26 20,000 21,967
Change Healthcare Holdings LLC/Change Healthcare
Finance, Inc.
5.75% 03/01/25
1
65,000 66,300
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Oracle Corp.
2.88% 03/25/31 $ 1,955,000 $ 2,036,305
2,124,572
Insurance — 0 .45%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
1,215,000 1,225,952
Berkshire Hathaway, Inc.
3.13% 03/15/26 55,000 60,156
Equitable Financial Life Global Funding
1.80% 03/08/28
1
1,190,000 1,182,192
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,4
1,212,000 1,213,017
New York Life Global Funding
3.00% 01/10/28
1
50,000 54,440
3,735,757
Materials — 0 .19%
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
635,000 632,208
4.45% 09/26/28 800,000 926,452
1,558,660
Real Estate Investment Trust (REIT) — 1 .87%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 50,000 52,434
4.13% 07/01/24 1,250,000 1,361,198
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 1,450,000 1,533,056
3.45% 11/15/29 1,000,000 1,066,492
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,140,000 1,215,468
5.25% 06/01/25 685,000 771,995
5.38% 11/01/23 30,000 32,790
5.38% 04/15/26 1,373,000 1,583,810
5.75% 06/01/28 325,000 387,156
Healthcare Realty Trust, Inc.
3.88% 05/01/25 1,400,000 1,524,338
Life Storage LP
2.20% 10/15/30 1,000,000 989,371
Piedmont Operating Partnership LP
3.40% 06/01/23 1,210,000 1,257,374
SL Green Operating Partnership LP
3.25% 10/15/22 1,350,000 1,389,724
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
2
1,000,000 1,000,241
Ventas Realty LP
3.25% 10/15/26 1,155,000 1,253,800
15,419,247
Retail — 0 .33%
7-Eleven, Inc.
0.80% 02/10/24
1
1,565,000 1,561,718
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
640,000 703,253

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Magic Mergeco, Inc.
5.25% 05/01/28
1
$ 405,000 $ 416,008
2,680,979
Services — 0 .40%
GFL Environmental, Inc.
(Canada)
4.75% 06/15/29
1,3
400,000 415,882
IHS Markit Ltd.
(Bermuda)
4.13% 08/01/23
3
1,245,000 1,331,403
4.75% 02/15/25
1,3
1,340,000 1,503,480
3,250,765
Transportation — 0 .29%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 944,944 966,566
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 315,368 324,899
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 438,920 466,590
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 304,095 317,779
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 265,736 267,321
2,343,155
Total Corporates
(Cost $188,676,675) 196,058,875
MORTGAGE-BACKED — 13 .49% **
Non-Agency Commercial Mortgage-Backed — 2 .34%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
1,095,000 1,256,638
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 405,020
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
805,000 920,582
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 763,455
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,565,682
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 1,085,035
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.29% 03/10/47
4
$ 20,759,956 $ 514,060
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 818,959
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 829,311
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
765,000 825,507
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.79% 05/15/48
4
28,373,554 620,495
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 818,998
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
945,000 993,981
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.24% 03/15/45 2,086,268 2,108,226
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class A
2.97% 12/15/38
1
775,000 811,518
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 998,027
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96% 01/15/32
1,4
560,000 595,560
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
45,000 49,454
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.35% 02/15/48
4
33,795,975 1,252,705
19,233,213
Non-Agency Mortgage-Backed — 2 .24%
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,871 3,956
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(LIBOR USD 1-Month plus 0.93%)
1.02% 01/25/35
2
3,018,417 3,016,267
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.27% 05/25/36
1,2
50,068 47,728

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
$ 3,799,365 $ 3,846,733
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.00% 02/25/34
4
3,267 3,275
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.82% 08/25/34
4
63,889 63,889
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.33% 09/25/34
4
68,471 68,034
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
2.38% 08/25/34
4
24,417 24,528
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.09% 10/25/37
2
2,026,488 2,046,802
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
0.63% 10/25/35
2
21,746 21,770
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
0.95% 09/25/34
2
9,264 8,970
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.89% 11/25/34
2
25,308 24,687
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.77% 06/25/37
4
631,876 616,737
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.20% 05/25/37
4
143,608 144,659
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.07% 01/25/34
4
49,713 52,749
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.62%)
0.71% 09/25/37
2
1,588,520 1,570,946
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.76% 10/25/32
4
5,082 5,295
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
2.73% 10/25/32
4
18,298 18,998
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.57% 02/25/36
2
687,814 690,048
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
2.49% 10/25/35
1,4
$ 2,667,675 $ 2,639,775
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 18,608 19,565
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 7,824 7,955
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.89% 12/25/34
4
13,242 13,106
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.57% 10/25/34
4
771,975 739,770
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
0.57% 04/19/35
2
484,262 475,509
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.98% 02/25/36
2
437,399 433,040
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.58% 05/25/36
4
1,936,514 1,233,239
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 1.56%)
1.65% 10/25/45
2
596,246 622,755
18,460,785
U.S. Agency Commercial Mortgage-Backed — 0 .02%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.50% 07/25/22
4
55,481,808 60,528
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class A2
2.40% 06/25/22 103,731 105,281
165,809
U.S. Agency Mortgage-Backed — 8 .89%
Fannie Mae Pool 253974
7.00% 08/01/31 1,198 1,333
Fannie Mae Pool 254232
6.50% 03/01/22 222 225
Fannie Mae Pool 527247
7.00% 09/01/26 13 14
Fannie Mae Pool 545191
7.00% 09/01/31 570 649
Fannie Mae Pool 545646
7.00% 09/01/26 7 8
Fannie Mae Pool 549740
6.50% 10/01/27 3,088 3,460

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 606108
7.00% 03/01/31 $ 338 $ 342
Fannie Mae Pool 630599
7.00% 05/01/32 3,091 3,557
Fannie Mae Pool 655928
7.00% 08/01/32 2,199 2,643
Fannie Mae Pool 735207
7.00% 04/01/34 846 986
Fannie Mae Pool 735686
6.50% 12/01/22 61 62
Fannie Mae Pool 735861
6.50% 09/01/33 52,451 58,545
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.38%)
1.63% 03/01/34
2
7,398 7,466
Fannie Mae Pool 776708
5.00% 05/01/34 85,731 98,127
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
1.83% 11/01/35
2
5,964 6,047
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
1.99% 12/01/35
2
8,181 8,238
Fannie Mae Pool 889184
5.50% 09/01/36 67,868 78,517
Fannie Mae Pool 890221
5.50% 12/01/33 102,771 118,526
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
1.52% 05/01/37
2
21,510 21,618
Fannie Mae Pool AL0209
4.50% 05/01/41 272,988 305,486
Fannie Mae Pool AN2786
2.76% 09/01/36 48,566 53,212
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 1,235,803
Fannie Mae Pool CA1710
4.50% 05/01/48 14,957 16,133
Fannie Mae Pool CA1711
4.50% 05/01/48 1,070,468 1,156,757
Fannie Mae Pool CA2208
4.50% 08/01/48 15,798 17,048
Fannie Mae Pool FM2318
3.50% 09/01/49 1,493,754 1,597,682
Fannie Mae Pool FN0039
3.18% 09/01/27
4
35,475 39,289
Fannie Mae Pool MA1527
3.00% 08/01/33 19,170 20,455
Fannie Mae Pool MA1561
3.00% 09/01/33 1,062,259 1,133,466
Fannie Mae Pool MA1608
3.50% 10/01/33 948,315 1,016,886
Fannie Mae Pool MA3427
4.00% 07/01/33 12,219 12,982
Fannie Mae Pool MA3537
4.50% 12/01/48 1,098,007 1,181,212
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3811
3.00% 10/01/49 $ 819,018 $ 838,984
Fannie Mae Pool MA4152
2.00% 10/01/40 3,130,076 3,196,338
Fannie Mae Pool MA4333
2.00% 05/01/41 793,689 810,806
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
10.77% 05/25/23
2
762 821
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 111,037 128,306
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
3,591 4,209
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.56% 07/25/37
2
48,928 49,547
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.96% 11/25/36
2
778,172 144,064
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 7,983 8,310
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 357,058 373,912
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 73,719 76,626
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 452,749 469,383
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)
0.55% 09/25/42
2
8,205,321 123,929
Freddie Mac Gold Pool A25162
5.50% 05/01/34 93,231 107,184
Freddie Mac Gold Pool A33262
5.50% 02/01/35 30,190 35,179
Freddie Mac Gold Pool A68781
5.50% 10/01/37 5,364 6,191
Freddie Mac Gold Pool C03813
3.50% 04/01/42 670,305 723,303
Freddie Mac Gold Pool C90504
6.50% 12/01/21 25 25
Freddie Mac Gold Pool G01548
7.50% 07/01/32 212,137 257,819
Freddie Mac Gold Pool G01644
5.50% 02/01/34 52,772 60,991

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G02366
6.50% 10/01/36 $ 43,906 $ 52,114
Freddie Mac Gold Pool G08844
5.00% 10/01/48 317,744 347,122
Freddie Mac Gold Pool G12393
5.50% 10/01/21 6 6
Freddie Mac Gold Pool G12909
6.00% 11/01/22 13,053 13,409
Freddie Mac Gold Pool G13032
6.00% 09/01/22 632 640
Freddie Mac Gold Pool G15897
2.50% 09/01/31 27,839 29,235
Freddie Mac Gold Pool G16085
2.50% 02/01/32 1,647,179 1,733,368
Freddie Mac Gold Pool G16524
3.50% 05/01/33 64,186 69,045
Freddie Mac Gold Pool G16756
3.50% 01/01/34 1,166,910 1,255,710
Freddie Mac Gold Pool G18581
2.50% 01/01/31 27,764 29,174
Freddie Mac Pool SD7503
3.50% 08/01/49 4,190,211 4,480,435
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
4,365 4,583
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 20,094 22,571
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
6.13% 06/15/38
2
801,651 148,149
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
6.54% 04/15/42
2
651,750 135,571
Ginnie Mae (TBA)
2.00% 08/20/51 1,800,000 1,830,024
2.50% 08/20/51 3,900,000 4,029,035
Ginnie Mae I Pool 782810
4.50% 11/15/39 560,343 630,319
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 1.50%)
2.25% 07/20/34
2
14,483 15,063
Ginnie Mae II Pool MA4454
5.00% 05/20/47 24,333 26,711
Ginnie Mae II Pool MA4511
4.00% 06/20/47 6,364 6,821
Ginnie Mae II Pool MA4588
4.50% 07/20/47 232,229 252,380
Ginnie Mae II Pool MA4589
5.00% 07/20/47 1,269,428 1,394,929
Ginnie Mae II Pool MA4838
4.00% 11/20/47 591,876 632,556
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4901
4.00% 12/20/47 $ 480,395 $ 513,087
Ginnie Mae II Pool MA5399
4.50% 08/20/48 648,881 698,583
Ginnie Mae II Pool MA5530
5.00% 10/20/48 8,514 9,183
Ginnie Mae II Pool MA6030
3.50% 07/20/49 128,189 132,209
Ginnie Mae II Pool MA6080
3.00% 08/20/49 54,137 55,739
Ginnie Mae II Pool MA6209
3.00% 10/20/49 870,868 893,396
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
14.12% 11/26/23
2
7,685 8,663
UMBS (TBA)
1.50% 08/01/36 3,825,000 3,866,393
2.00% 08/01/36 3,750,000 3,862,456
2.00% 08/01/51 6,150,000 6,198,047
2.50% 08/01/51 23,350,000 24,107,051
73,096,478
Total Mortgage-Backed
(Cost $110,429,151) 110,956,285
MUNICIPAL BONDS — 0 .72% *
California — 0 .25%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series G
2.19% 11/01/32 795,000 812,257
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 61,888
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 875,000 1,182,609
2,056,754
Florida — 0 .07%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 318,564
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 266,896
585,460
New York — 0 .39%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements
6.55% 11/15/31 25,000 32,825
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,775,348

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds, Transit
Improvements, Series F
3.03% 02/15/33 $ 1,245,000 $ 1,357,697
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 83,488
3,249,358
Pennsylvania — 0 .01%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 40,000 43,899
Total Municipal Bonds
(Cost $5,581,374) 5,935,471
U.S. TREASURY SECURITIES — 54 .33%
U.S. Treasury Notes — 54 .33%
U.S. Treasury Notes
0.13% 04/30/23 74,320,000 74,192,262
0.13% 05/31/23 104,940,000 104,722,742
0.13% 06/30/23 40,615,000 40,517,429
0.75% 04/30/26 58,825,000 58,529,519
0.75% 05/31/26 82,265,000 81,811,900
0.88% 06/30/26 57,090,000 57,069,819
1.63% 05/15/31 29,590,000 30,054,655
Total U.S. Treasury Securities
(Cost $446,757,648) 446,898,326
Total Bonds — 103 .17%
(Cost $838,703,661)
848,694,976
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,7
8,014 —
Total Common Stock
(Cost $457,400)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 0 .00%
Money Market Funds — 0 .00%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
9,10
35,780 $ 35,780
Total Short-Term Investments
(Cost $35,780)
Total Investments - 103.17%
(Cost $839,196,841) 848,730,756
Liabilities in Excess of Other Assets - (3.17)% (26,095,578)
Net Assets - 100.00% $ 822,635,178
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,784,759, which is 0.34% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Represents the current yield as of June 30, 2021.
10
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $34.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note 253 09/30/21 $ 55,741,039 $ (103,280) $ (103,280)
U.S. Treasury Five Year Note 86 09/30/21 10,614,953 (39,070) (39,070)
66,355,992 (142,350) (142,350)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 50 09/21/21 (9,634,375) (318,799) (318,799)
U.S. Treasury Ten Year Ultra Bond 6 09/21/21 (883,219) (15,481) (15,481)
(10,517,594) (334,280) (334,280)
TOTAL FUTURES CONTRACTS $ 55,838,398 $ (476,630) $ (476,630)
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/21 $ 1,155,000 $ 20,206 $ 16,311 $ 3,895
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
15 / June 2021
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 16
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 35,780 $ — $ — $ 35,780
Long-Term Investments:
Asset-Backed Securities — 76,610,623 2,273,918 78,884,541
Bank Loans — 9,961,478 — 9,961,478
Common Stock — — — —
Corporates — 195,548,034 510,841 196,058,875
Mortgage-Backed Securities — 110,956,285 — 110,956,285
Municipal Bonds — 5,935,471 — 5,935,471
U.S. Treasury Securities 446,898,326 — — 446,898,326
Other Financial Instruments
*
Assets:
Credit contracts — 20,206 — 20,206
Liabilities:
Interest rate contracts (476,630) — — (476,630)
Total $ 446,457,476 $ 399,032,097 $ 2,784,759 $ 848,274,332
*Other financial instruments include futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
Balance as of
April 1, 2021 $ 2,254,916 $ — $ 513,506
Accrued discounts/premiums — — (1,446)
Realized (loss) — — (545)
Change in unrealized appreciation* 50,316 — 51,031
Purchases — — —
Sales (31,314) — (51,705)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2021
$ 2,273,918 $ — $ 510,841
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $101,347 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
17 / June 2021
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $2,273,918 Broker Quote Offered Quote $100.69 $100.69
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $510,841 Third-party Vendor Vendor Prices $91.00 $91.00
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.